Accounts Payable And Other Accrued Expenses	12 Months Ended
Dec. 31, 2020
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Accounts Payable And Other Accrued Expenses
NOTE 10. ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

As of December 31, 2020 and 2019, Accounts payable and other accrued expenses were comprised of the following:

($ in thousands)	2020	2019
Accounts payable	$26,170	$32,463
Accrued expenses	34,843	24,133
Payroll liabilities	14,858	5,195
Excise taxes payable	8,675	540
Contract liability	1,182	—
Tax penalty	578	455
Property taxes payable	20	48

Total Accounts payable and other accrued expenses	$86,326	$62,834